Interest income (Tables)	12 Months Ended
Dec. 31, 2020
Interest income
Schedule of the main interest income

	2018	2019	2020

Cash and balances with the Central Bank	2,361	2,456	1,951
Loans and advances to credit institutions	2,178	2,839	412
Loans and advances to customers	81,976	89,894	84,290
Debt instruments	10,039	9,925	14,643
Hedging financial derivatives	2,858	3,541	2,432
Other interest income	125	191	249
	99,537	108,846	103,977